Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
Subsequent Events

18. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through May 16, 2022, the date the condensed consolidated financial statements were issued.

In April 2022, the Company received additional PIPE funding in connection with the Business Combination, resulting in an increase of $2,000 to the gross proceeds to be received from the transaction.

In April 2022, the Company entered into a loan modification agreement with Silicon Valley Bank, which modified the original maturity date term of the SVB March 2021 Note. The agreement extended the note’s Early Maturity Date from April 26, 2022 to May 26, 2022. Refer to Note 8 for the SVB March 2021 Note’s original maturity date terms.

On April 26, 2022, the Company and Archimedes Tech SPAC Partners Co. (“ATSP”) completed a merger resulting in the reverse recapitalization of the Company (the “Business Combination”) and the issuance of common stock in the PIPE investment. Upon the Closing of the Business Combination, ATSP changed its name to SoundHound AI, Inc. Cash proceeds of the Business Combination were funded through a combination of $5,357 held in trust by ATSP (following satisfaction of redemptions by public stockholders), and $113,000 in aggregate gross proceeds from PIPE investors in exchange for 11,300,000 shares of SoundHound AI Class A common stock that closed substantially contemporaneously with the Closing of the Business Combination. The combined company incurred $25,293 of expenses related to the transaction. After giving effect to these transactions, SoundHound received $93,064 in net proceeds, which are intended to be used for general corporate purposes, including investments in sales, marketing and advancement of product development, but which may also be used to acquire other companies in the Voice AI industry.

18.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 9, 2022, the date the consolidated financial statements were issued.

In January 2022, the Company entered into a new office lease agreement for office space in Tokyo, Japan. The lease commenced on January 1, 2022 and will expire on December 31, 2023.

Archimedes Tech Spac Partners Co [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued.

On April 9, 2022, the Company entered into a subscription agreement with an accredited investor (the “New Subscriber”) pursuant to which the New Subscriber agreed to purchase, and the Company has agreed to sell, 200,000 shares of common stock, par value $0.0001 per share, at a purchase price of $10.00 per share for gross proceeds of $2,000,000.

On April 9, 2022, the Company entered into an agreement to engage Northland to serve as a capital markets advisor in connection with the Business Combination. The Company agreed an advisory fee in the amount of $500,000 payable to Northland upon the closing of the Business Combination, plus expenses. In addition to the advisory fee, the Company agreed to consider awarding, at the Company’s sole discretion, a discretionary fee to Northland in an amount not to exceed 2% of the balance of the funds in the Trust Account remaining after the closing. No such fee was paid.

On April 9, 2022, the Company entered into an agreement to engage Wedbush to act as the Company’s strategic financial advisor in connection with the Business Combination. The Company agreed to pay Wedbush a fee in the amount of $750,000, with $500,000 payable no later than ten days after the close of the Business Combination and the remaining $250,000 payable in six monthly installments of $41,667 with the installment payments starting the first month after the close.

On April 13, 2022, the Company entered into an agreement to engage IB CAP to act as the Company’s financial advisor and marketing agent in connection with the Business Combination. The Company agreed a fee in the amount of $550,000 payable to IB CAP upon the closing of the Business Combination. An affiliate of IB CAP acted as a “qualified independent underwriter” and co-manager in the Company’s Initial Public Offering.

On April 14, 2022, the Company amended the lock-up agreement (the “Amendment”) previously entered into with the chief executive officer of SoundHound, Keyvan Mohajer, to extend the lock-up period applicable to Mr. Mohajer from six months to one year from the date of the closing of the Business Combination.

On April 18, 2022, the Company entered into an agreement to engage CF&CO to act as the Company’s capital markets advisor in connection with the Business Combination. The Company agreed to pay an advisory fee in the amount of $750,000 to CF&CO upon the closing of the Business Combination, plus expenses.

On April 21, 2022, SP agreed to loan the Company $167,955 through the SP Promissory Note. The SP Promissory Note is non-interest bearing and payable in cash upon the closing of the Company’s Business Combination. In the event the Company fails to complete a Business Combination prior to the deadline set forth in its governing document, no payment will be due under the SP Promissory Note and the principal balance of the SP Promissory Note will be forgiven.

On April 26, 2022, the Company consummated its Business Combination with SoundHound pursuant to the Merger Agreement. The aggregate merger consideration paid by the Company to SoundHound security holders in connection with the Business Combination was an amount equal to $2,000,000,000, with outstanding SoundHound stock options and warrants assumed by the Company included on a net exercise basis. As a result of the Business Combination, the Company owns 100% of the outstanding common stock of SoundHound and the Company changed its name from “Archimedes Tech SPAC Partners Co.” to “SoundHound AI, Inc.” In connection with the Business Combination, an aggregate of $127,679,500 was paid from the Company’s Trust Account to holders that properly exercised their right to have their Public Shares redeemed, with remaining Trust Proceeds of approximately $5,356,628. Additionally, pursuant to subscription agreements the Company had previously entered into with certain Subscribers, the Subscribers purchased an aggregate of 11,300,000 shares of Class A Common Stock of the combined company for a purchase price of $10.00 per share in a private placement that closed concurrently with the Business Combination, for total PIPE Proceeds of $113,000,000. The Trust Proceeds and PIPE Proceeds were used for the payment of expenses incurred by the Company and SoundHound in connection with the Business Combination and the remaining proceeds will be used for general corporate purposes of the Company following the Business Combination.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued.

On January 10, 2022, the Company filed a registration statement on Form S-4 (the “Form S-4”) with respect to the merger between the Company and SoundHound Inc.

On February 14, 2022, the Company filed Amendment No. 1 to the Form S-4 to address comments the Company received from the SEC on February 9, 2022.